Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Other assets	$ 7,779	$ 9,683
Totals assets	2,065,940	1,988,606	$ 1,950,272
Liabilities:
Other liabilities	15,022	14,130
Total liabilities	1,775,319	1,791,109
Shareholders' equity:
Common stock	1,711	1,706
Capital surplus	590,417	588,692
Retained deficit	(302,580)	(395,535)
Accumulated other comprehensive income, net of tax	560	2,134
Total shareholders' equity before non-controlling interest	290,108	196,997
Total liabilities and shareholders' equity	2,065,940	1,988,606
Parent Company
Assets:
Cash on deposit with subsidiaries	14,385	15,887
Equity securities available for sale	1,421	1,383
Investment in subsidiaries	312,548	217,931
Other assets	1,545	2,348
Totals assets	329,899	237,549
Liabilities:
Borrowings	29,689	29,224
Deferred tax liability	9,779	10,217
Other liabilities	323	1,111
Total liabilities	39,791	40,552
Shareholders' equity:
Common stock	1,711	1,706
Capital surplus	590,417	588,692
Retained deficit	(302,580)	(395,535)
Accumulated other comprehensive income, net of tax	560	2,134
Total shareholders' equity before non-controlling interest	290,108	196,997
Total liabilities and shareholders' equity	$ 329,899	$ 237,549